Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Ordinary shares	Additional paid-in capital	Accumulated losses	Total
BALANCE at Dec. 31, 2021	$ 31	$ 7,689	$ (6,913)	$ 807
BALANCE (in Shares) at Dec. 31, 2021	11,136,850
Share based compensation		376		376
Comprehensive loss			(2,051)	(2,051)
BALANCE at Jun. 30, 2022	$ 31	8,065	(8,964)	(868)
BALANCE (in Shares) at Jun. 30, 2022	11,136,850
BALANCE at Dec. 31, 2022	$ 43	23,346	(13,409)	9,980
BALANCE (in Shares) at Dec. 31, 2022	15,049,720
Issuance of shares to April 2021 investors (Note 4a)	$ 1	(1)
Issuance of shares to April 2021 investors (Note 4a) (in Shares)	169,125
Exercise of options	$ 2	1,446		1,448
Exercise of options (in Shares)	724,139
Share based compensation		109		109
Comprehensive loss			(3,896)	(3,896)
BALANCE at Jun. 30, 2023	$ 46	$ 24,900	$ (17,305)	$ 7,641
BALANCE (in Shares) at Jun. 30, 2023	15,942,984